Stock-based Compensation Expense	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based Compensation Expense
Note 11. Stock-based Compensation Expense
The table below summarizes the total costs charged to the Company related to the Company’s employees’ participation in WDC’s equity incentive plan during the periods presented:

	Six Months Ended
	December 27, 2024	December 29, 2023
	(in millions)
Cost of revenue	$9	$10
Research and development	40	35
Selling general, and administrative	40	32

Total	$89	$77

The total unrecognized stock-based compensation expense associated with our employees was $303 million as of December 27, 2024. The total unrecognized stock-based expense relates to employees of WDC who will be employees of the Company after the separation.

The Flash Business of Western Digital Corporation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based Compensation Expense
Note 11. Stock-based Compensation Expense
Certain of our employees participate in our Parent’s equity-based incentive plans. Under the Western Digital Corporation 2021 Equity Incentive Plan (the “2021 Plan”) and the Western Digital Corporation Amended and Restated 2017 Performance Incentive Plan (the “2017 Plan”), our employees were awarded stock-based incentive awards in a number of forms, including nonqualified stock options. Upon the effective date of the 2021 Plan, no new awards were granted under the 2017 Plan. The types of awards that may be granted under the 2021 Plan include stock options, stock appreciation rights (“SARs”), RSUs, PSUs, restricted stock and other forms of awards granted or denominated in the Parent’s common stock or units of the Parent’s common stock, as well as cash awards. Awards granted to our employees under the incentive plans generally vest over periods ranging from two to four years. We measure stock-based compensation for all stock-based incentive awards at fair value on the grant date. Stock-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards. Compensation costs associated with our employees’ participation in the incentive plans have been specifically identified for employees who exclusively support our operations and are allocated to us as part of the cost allocations from our Parent. We include the related expense in operating expense (research and development and selling, general and administrative) and cost of revenue on our Combined Statements of Operations, depending on the nature of the employee’s role in our operations.
The table below summarizes total costs charged to the Business related to the Business’s employees’ participation in our Parent’s incentive plan during the years ended June 28, 2024, June 30, 2023, and July 1, 2022:

	2024	2023	2022
	(in millions)
Cost of revenue	$20	$19	$18
Research and development	71	88	94
Selling, general and administrative	58	58	59

Total	$149	$165	$171

Total unrecognized stock-based compensation expense associated with our employees was $142 million as of June 28, 2024. We may receive additional allocations of share-based compensation expense associated with employees of our Parent who are engaged in corporate support functions.